INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS
INTANGIBLE ASSETS

5.     INTANGIBLE ASSETS

				Computer
				software,
				Electrolytic
				aluminium
		Mining	Mineral	production
		rights and	exploration	quota and
	Goodwill	others	rights	others	Total
Year ended December 31, 2018
Opening net carrying amount	2,345,930	7,066,428	1,111,586	113,689	10,637,633
Additions	—	98,995	—	4,309	103,304
Acquisition of subsidiaries	1,163,949	728,066	—	1,285	1,893,300
Reclassification	—	7,072	(7,072)	—	—
Disposals	—	—	—	(168)	(168)
Amortization	—	(265,108)	—	(30,793)	(295,901)
Transfer from property, plant and equipment (Note 6)	—	41,148	—	484,068	525,216
Currency translation differences	754	5,782	9,445	—	15,981

Closing net carrying amount	3,510,633	7,682,383	1,113,959	572,390	12,879,365
As at December 31, 2018
Cost	3,510,633	9,430,183	1,113,959	888,975	14,943,750
Accumulated amortization and impairment	—	(1,747,800)	—	(316,585)	(2,064,385)

Net carrying amount	3,510,633	7,682,383	1,113,959	572,390	12,879,365

				Computer
				software,
				Electrolytic
				aluminium
		Mining	Mineral	production
		rights and	exploration	quota and
	Goodwill	others	rights	others	Total
Year ended December 31, 2019
Opening net carrying amount	3,510,633	7,682,383	1,113,959	572,390	12,879,365
Additions	—	467,640	—	687,746	1,155,386
Reclassification	—	115,871	(115,871)	—	—
Disposals	—	—	—	(9)	(9)
Amortization	—	(294,766)	—	(44,172)	(338,938)
Transfer from property, plant and equipment (Note 6)	—	—	—	63,370	63,370
Currency translation differences	259	1,783	3,244	—	5,286

Closing net carrying amount	3,510,892	7,972,911	1,001,332	1,279,325	13,764,460
As at December 31, 2019
Cost	3,510,892	10,016,634	1,001,332	1,640,081	16,168,939
Accumulated amortization and impairment	—	(2,043,723)	—	(360,756)	(2,404,479)

Net carrying amount	3,510,892	7,972,911	1,001,332	1,279,325	13,764,460

For the year ended December 31, 2019, the amortization expenses of intangible assets recognized in profit or loss were analyzed as follows:

	2017	2018	2019
Cost of sales	241,261	265,108	294,766
General and administrative expenses	34,616	30,793	44,172

	275,877	295,901	338,938

As at December 31, 2019, the Group has pledged intangible assets with a net carrying value amounting to RMB757 million  (December 31, 2018:  RMB773 million) for bank and other borrowings as set out in Note 24 to the financial statements.

As at December 31, 2019, the Group was in the process of applying for the certificates of mining rights with a carrying value amounting to RMB39 million (December 31, 2018: RMB21 million). There have been no litigations, claims or assessments against the Group for compensation with respect to the use of these rights to date. As at December 31, 2019, the carrying value of these rights only represented approximately 0.02% of the total asset value of the Group (December 31, 2018: approximately 0.01%). Management considers that it is probable that the Group can obtain the relevant ownership certificates from the appropriate authorities. The directors of the Company are of the opinion that the Group legally owns and has the rights to use the above mining rights, and that there is no material adverse impact on the overall financial position of the Group.

Impairment testing of goodwill

The lowest level within the Group at which goodwill is monitored for internal management purposes is the operating segment level. Therefore, goodwill is allocated to the Group’s cash-generating units (“CGUs”) and groups of CGUs according to operating segments. A summary of goodwill allocated to each segment is presented below:

	December 31, 2018		December 31, 2019
		Primary		Primary
	Alumina	aluminum	Alumina	aluminum
Qinghai Branch	—	217,267	—	217,267
Guangxi Branch	189,419	—	189,419	—
Lanzhou Branch	—	1,924,259	—	1,924,259
PT. Nusapati Prima (“PTNP“)	15,739	—	15,998	—
Shanxi Huaxing	1,163,949	—	1,163,949	—

	1,369,107	2,141,526	1,369,366	2,141,526

The recoverable amount of a CGU is determined based on value-in-use calculations. These calculation of VIU use pre-tax cash flow projections based on financial budgets approved by management covering a five-year period. Cash flows beyond the 5‑year period are extrapolated using the estimated growth rate of 2% (2018: 2%) not exceeding the long-term average growth rate for the businesses in which the CGU operates. Other key assumptions applied in the impairment testing include future prices of aluminum and alumina, expected production and sales volumes, production costs and operating expenses. Management determined these key assumptions based on past performance and their expectations on market development. Furthermore, the Group adopts a pre-tax rate of 12.62% (2018: 12.62%) that reflects specific risks related to CGUs and groups of CGUs as the discount rate. The assumptions above are used in analyzing the recoverable amounts of CGUs and groups of CGUs within operating segments. These estimates and judgments may be affected by unexpected changes in the future market or economic conditions.

The directors of the Company are of the view that, based on their assessment, there was no impairment of goodwill as at December 31, 2019 and December 31, 2018.